Financial Instruments - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Derivative, net liability position, aggregate fair value	$ 233,000,000
Collateral already posted, aggregate fair value	231,000,000
Additional collateral, aggregate fair value	5,000,000
Cash and Cash Equivalents [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Securities received as collateral	1,600,000,000
Derivative [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Concentration risk, credit risk, financial instrument, maximum exposure	3,500,000,000
Commercial Paper [Member]
Short-term Debt [Abstract]
Commercial paper	570,000,000	3,000,000,000
Commercial paper, weighted average interest rate	2.50%	1.70%
Line of Credit [Member]
Short-term Debt [Abstract]
Line of credit facility, current borrowing capacity	8,400,000,000
Line of credit facility, current borrowing capacity, expiring within one year	822,000,000
Debt instrument, expiration period	1 year
Line of credit facility, remaining borrowing capacity	8,100,000,000
Line of credit facility, committed amount	7,100,000,000
Line of Credit [Member] | Commercial Paper [Member]
Short-term Debt [Abstract]
Line of credit facility, remaining borrowing capacity	$ 7,000,000,000